United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.6%
		Aerospace / Defense – 1.6%
$1,600,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	1,648,000
975,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	882,375
2,450,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	2,156,000
2,125,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	2,098,438
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,126,125
1,922,086	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,066,243
975,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	1,043,250
5,375,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	5,805,000
		TOTAL	16,825,431
		Automotive – 6.4%
2,325,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	2,313,375
1,575,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	1,716,750
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,634,875
1,700,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	1,674,500
427,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	465,430
1,950,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	1,842,750
2,050,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	1,886,000
4,125,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	3,774,375
1,775,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	1,865,969
400,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	406,000
400,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	412,000
5,350,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	4,146,250
825,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	851,997
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,074,188
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	3,948,303
6,700,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	7,620,205
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,239,484
4,500,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	4,050,000
400,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	383,000
2,475,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	2,338,875
400,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	435,000
475,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	524,875
900,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	961,875
3,525,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,410,437
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,832,500
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,034,250
750,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	798,750
3,300,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	3,675,375
1,600,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	1,616,000
4,550,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	4,436,250
		TOTAL	66,369,638
		Building Materials – 2.0%
400,000	[1]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	240,000
2,625,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	2,303,438
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	999,875

Principal Amount or Shares			Value
$1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,383,375
1,500,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,560,000
2,600,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	2,561,000
5,175,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	4,851,562
3,350,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	2,847,500
1,700,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	1,619,250
2,900,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	2,541,125
		TOTAL	20,907,125
		Chemicals – 3.3%
1,225,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,326,063
3,075,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	3,105,750
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,298,750
2,300,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	1,909,000
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,191,625
2,200,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	2,343,000
2,900,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,088,500
1,675,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,783,875
2,850,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	2,180,250
1,075,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,225,500
1,200,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	1,389,000
3,100,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	2,697,000
2,550,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,562,750
1,925,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	2,112,687
1,650,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,802,625
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,391,641
		TOTAL	34,408,016
		Construction Machinery – 0.9%
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,017,500
1,359,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	1,403,168
1,325,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	1,450,875
1,075,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,257,750
4,125,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	4,042,500
		TOTAL	9,171,793
		Consumer Products – 4.0%
2,450,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	2,413,250
2,375,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	2,600,625
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	6,070,500
1,560,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	1,677,000
3,000,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,090,000
1,091,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,197,372
6,725,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	6,691,375
3,950,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	4,098,125
575,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	631,781
1,325,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,455,844
4,748,270		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	5,187,485
7,675,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	7,061,000
		TOTAL	42,174,357
		Energy – 6.7%
4,250,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	2,815,625

Principal Amount or Shares			Value
$3,650,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,677,375
900,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	911,250
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	634,375
3,575,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	3,235,375
3,550,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	3,993,750
1,050,000	[1,2]	Carrizo Oil & Gas, Inc., Company Guarantee, Series 144A, 8.625%, 10/15/2018	1,060,500
625,000		Chaparral Energy, Inc., Company Guarantee, 8.875%, 2/1/2017	650,000
3,350,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	3,634,750
3,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	3,413,125
1,500,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	1,725,000
850,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	888,250
1,525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,654,625
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	1,950,000
2,100,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,136,750
2,650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,769,250
2,200,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	2,101,000
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,238,406
1,225,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	1,243,375
773,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	867,693
525,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	551,250
1,125,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,245,937
2,350,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	2,232,500
625,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	640,625
900,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	981,000
3,300,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	3,102,000
1,775,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,854,875
675,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	673,313
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	2,098,250
3,200,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,224,000
1,675,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,902,269
1,600,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,684,000
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,171,500
1,025,000	[1,2]	SM Energy Co., Sr. Unsecd. Note, Series 144A, 6.50%, 11/15/2021	1,060,875
1,000,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	1,022,500
1,600,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	1,684,000
3,075,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	3,198,000
		TOTAL	69,927,368
		Entertainment – 1.0%
4,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	4,370,000
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,851,063
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	770,625
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,350,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,464,750
		TOTAL	10,456,438
		Financial Institutions – 5.7%
1,000,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	1,013,750
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,078,875
2,300,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,231,000
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,239,250

Principal Amount or Shares			Value
$2,603,000		Ally Financial, Inc., Company Guarantee, Series UNRE, 7.00%, 2/1/2012	2,616,015
2,750,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	2,663,603
1,050,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,092,000
20,100,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	20,100,000
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	766,084
800,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	739,880
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,417,500
2,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	2,571,875
8,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	8,776,250
7,825,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	7,805,438
		TOTAL	59,111,520
		Food & Beverage – 4.4%
3,975,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	4,114,125
4,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	4,300,250
1,125,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.929%, 2/1/2015	1,091,250
2,575,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,748,813
500,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	557,500
4,525,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,491,062
3,875,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	4,146,250
3,675,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	3,546,375
6,950,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	7,349,625
3,900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	4,021,875
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,323,250
1,150,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,265,000
5,025,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	4,886,812
		TOTAL	45,842,187
		Gaming – 4.5%
3,225,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,297,563
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,225,250
4,900,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	4,973,500
5,850,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,237,562
4,575,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,254,750
8,875,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	8,542,187
400,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	458,000
2,900,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	3,052,250
2,200,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	2,343,000
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	846,688
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	2,722,500
3,235,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,156,681
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	653,125
3,500,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	3,605,000
		TOTAL	46,368,056
		Health Care – 9.5%
3,975,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	4,034,625
1,775,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,788,312
3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,191,375
9,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,518,500
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,058,750
2,150,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	1,660,875

Principal Amount or Shares			Value
$1,025,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	802,063
5,700,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	5,714,250
2,625,000	[1,2]	ExamWorks Group, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	2,388,750
2,450,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	2,584,750
3,200,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	3,272,000
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,697,000
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,040,000
2,775,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,052,500
325,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	356,688
6,900,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	7,072,500
3,400,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,983,500
3,100,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	2,852,000
3,475,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	3,666,125
3,100,000	[1,2]	Kinetic Concepts, Inc., Series 144A, 10.50%, 11/1/2018	3,045,750
5,775,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	6,034,875
1,425,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,537,219
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,226,750
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.121%, 6/1/2015	1,383,937
4,625,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	4,694,375
7,525,781		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	7,807,998
5,575,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	5,561,062
		TOTAL	99,026,529
		Industrial - Other – 4.1%
2,450,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	2,535,750
1,125,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,198,125
1,050,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	1,010,625
2,400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,574,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,831,844
3,100,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	3,131,000
2,375,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	2,244,375
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,706,750
2,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,715,125
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	4,710,937
2,825,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,556,625
1,275,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,391,344
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,088,125
3,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,514,500
2,625,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,900,625
3,775,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	3,756,125
975,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,055,437
		TOTAL	42,921,312
		Lodging – 0.5%
1,275,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,306,875
2,075,000		Host Marriott LP, Company Guarantee, Series O, 6.375%, 3/15/2015	2,121,687
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,677,813
		TOTAL	5,106,375
		Media - Cable – 1.3%
725,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	772,125
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	768,500

Principal Amount or Shares			Value
$1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,138,156
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	669,531
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	522,500
3,575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,744,813
1,650,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	1,893,375
3,675,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	4,143,562
		TOTAL	13,652,562
		Media - Non-Cable – 8.1%
1,925,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	2,103,063
5,050,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,279,875
2,025,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,197,125
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	513,000
3,875,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	4,097,812
3,475,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	3,101,437
$3,650,000	[1,2]	Entercom Radio LLC, Sr. Unsecd. Note, Series 144A, 10.50%, 12/1/2019	3,668,250
3,325,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	3,275,125
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	4,357,594
1,550,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	953,250
5,725,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	64,406
1,700,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	1,644,750
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,735,938
1,575,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	1,602,563
1,700,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	1,723,375
9,300,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	9,794,062
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	958,500
3,200,000		Lamar Media Corp., Sr. Sub. Note, Series B, 6.625%, 8/15/2015	3,272,000
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,661,563
4,300,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	4,622,500
725,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	772,125
1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,373,750
3,735,600		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	3,665,557
1,075,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	1,166,375
2,725,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	2,220,875
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,781,063
4,775,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	5,073,437
2,375,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	2,612,500
6,215,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	6,277,150
2,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	2,663,875
		TOTAL	84,232,895
		Metals & Mining – 0.0%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	297
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
		TOTAL	297
		Packaging – 4.0%
2,825,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,810,875
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,868,500
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,685,250
4,147,039		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	4,043,363
1,000,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	1,050,000

Principal Amount or Shares			Value
$1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,151,063
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	515,375
825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	907,500
3,500,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,517,500
3,225,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	3,079,875
2,800,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.25%, 5/15/2018	2,695,000
1,650,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	1,608,750
1,400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,431,500
1,775,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.75%, 10/15/2016	1,877,062
6,225,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	5,540,250
2,475,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	2,635,875
5,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,744,250
		TOTAL	42,161,988
		Paper – 0.5%
1,000,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,080,000
975,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	950,625
375,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	391,875
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	868,000
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	467,500
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	642,000
1,125,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	1,130,625
		TOTAL	5,530,625
		Restaurants – 1.4%
6,075,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	6,553,406
5,050,000	[1,2]	NPC International, Inc., Series 144A, 10.50%, 1/15/2020	5,100,500
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 3.046%, 3/15/2014	2,843,500
		TOTAL	14,497,406
		Retailers – 4.5%
3,450,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	3,424,125
1,450,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,609,500
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,005,938
4,850,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	4,268,000
1,100,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,028,500
6,225,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	5,960,437
2,400,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,808,000
3,050,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	3,095,750
5,175,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,576,062
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	639,000
1,375,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,481,563
2,050,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	2,152,500
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	6,492,500
4,825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	4,969,750
2,700,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	2,376,000
		TOTAL	46,887,625
		Services – 2.0%
4,400,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	4,488,000
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,221,625
3,200,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	3,672,000
3,225,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	3,216,937

Principal Amount or Shares			Value
$5,600,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,922,000
		TOTAL	20,520,562
		Technology – 11.9%
2,050,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,116,625
1,875,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,954,688
4,325,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	3,784,375
3,975,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,143,937
1,450,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	1,524,313
1,600,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,616,000
6,750,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	6,834,375
875,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	686,875
4,825,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	4,849,125
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	5,535,000
3,850,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	3,705,625
4,475,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	4,296,000
575,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	625,313
825,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	895,125
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	1,642,500
3,000,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	2,595,000
3,700,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	3,875,750
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,026,562
4,600,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	4,278,000
4,175,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	4,331,562
3,050,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	3,355,000
2,300,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,440,875
3,300,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	3,506,250
4,325,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	4,270,937
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	3,814,250
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,223,000
4,425,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	3,285,563
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,778,750
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,875,625
1,200,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,236,000
3,425,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	3,339,375
2,900,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	2,943,500
3,350,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	3,065,250
3,300,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	3,366,000
1,975,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	2,031,781
5,475,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,700,844
1,950,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	2,013,375
4,500,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	4,770,000
1,100,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	1,183,875
		TOTAL	123,517,000
		Transportation – 0.8%
4,050,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	4,039,875
1,725,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	1,794,000
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,166,125
383,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	386,830
		TOTAL	8,386,830

Principal Amount or Shares			Value
		Utility - Electric – 1.5%
$3,500,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,762,500
1,725,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,267,875
961,232	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	946,337
1,800,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	1,773,000
1,250,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	1,225,000
1,825,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	1,834,125
2,600,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	2,704,000
2,225,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series A, 10.25%, 11/1/2015	801,000
1,575,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	1,344,656
		TOTAL	15,658,493
		Utility - Natural Gas – 2.5%
4,825,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	5,295,437
4,875,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	5,350,312
1,050,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	929,250
2,750,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	2,784,375
4,150,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	4,191,500
1,000,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,050,000
1,225,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,353,625
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	2,001,563
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,348,688
		TOTAL	26,304,750
		Wireless Communications – 3.4%
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	786,625
3,775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	3,737,250
3,550,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	3,496,750
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	228,375
1,975,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	2,221,875
5,825,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,446,375
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,247,969
3,125,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	2,875,000
450,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	323,438
9,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	8,233,625
4,075,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	4,288,937
1,025,000	[1,2]	Sprint Capital Corp., Note, Series 144A, 11.50%, 11/15/2021	1,017,312
2,075,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,732,625
		TOTAL	35,636,156
		Wireline Communications – 0.1%
450,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	481,500
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	672,657
		TOTAL	1,154,157
		TOTAL CORPORATE BONDS (IDENTIFIED COST $997,828,704)	1,006,757,491
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
38,576	[3]	General Motors Co.	781,935
9,550,000	[1,3]	General Motors Co. Escrow Shares	143,250
		TOTAL	925,185
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0

Principal Amount or Shares			Value
		Media - Non-Cable – 0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,398,104)	925,185
		PREFERRED STOCK – 0.2%
		Finance - Commercial – 0.2%
3,565	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,104,130)	2,555,771
		WARRANTS – 0.1%
		Automotive – 0.1%
35,069	[3]	General Motors Co., Warrants	411,359
35,069	[3]	General Motors Co., Warrants	274,240
		TOTAL WARRANTS (IDENTIFIED COST $4,034,533)	685,599
		MUTUAL FUND – 1.0%
10,647,298	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	10,647,298
		TOTAL INVESTMENTS — 98.0% (IDENTIFIED COST $1,025,012,769)[8]	1,021,571,344
		OTHER ASSETS AND LIABILITIES - NET — 2.0%[9]	21,165,466
		TOTAL NET ASSETS — 100%	$1,042,736,810
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $317,850,424, which represented 30.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2011, these liquid restricted securities amounted to $314,364,837, which represented 30.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-6/10/2009	$2,182,505	$2,156,000
American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	1/13/2011	$400,000	$240,000
CVC Claims Litigation LLC	3/26/1997-6/18/1997	$7,280,944	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$961,233	$946,337
General Motors Co. Escrow Shares	4/21/2011	$199,198	$143,250
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Royal Oak Mines, Inc.	7/31/1998-2/24/1999	$26,419	$0

3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holding.
7	7-Day net yield.
8	At December 31, 2011, the cost of investments for federal tax purposes was $1,021,156,277. The net unrealized appreciation of investments for federal tax purposes was $415,067. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,770,395 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,355,328.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,006,757,194	$297	$1,006,757,491
Equity Securities:
Common Stocks
Domestic	925,185	—	0	925,185
International	—	—	0	0
Preferred Stock
Domestic	—	2,555,771	—	2,555,771
Warrants	685,599	—	—	685,599
Mutual Fund	10,647,298	—	—	10,647,298
TOTAL SECURITIES	$12,258,082	$1,009,312,965	$297	$1,021,571,344

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock Domestic Securities	Investments in Common Stock International Securities
Balance as of April 1, 2011	$297	$0	$5,764
Change in unrealized appreciation (depreciation)	3,396	—	(5,764)
(Sales)	(3,396)	—	—
Balance as of December 31, 2011	$297	$0	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2011	$3,396	$ —	$(5,764)

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012